Loans from Shareholders (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2022	Dec. 31, 2024	May 03, 2022
Loans from Shareholders [Line Items]
Aggregate share (in Shares)	16,084
Accrued interest	$ 393
Loan Payable to Shareholders - Pure Capital [Member]
Loans from Shareholders [Line Items]
Financial liability		$ 3,821
Financial instrument		2,839
Loan Payable to Shareholders - Pure Capital [Member] | Mr. Hakmon and L.I.A [Member]
Loans from Shareholders [Line Items]
Outstanding loan			$ 940
Loan Payable to Shareholders - Pure Capital [Member] | Xylo Technologies Ltd [Member]
Loans from Shareholders [Line Items]
Outstanding loan			109
Loan Payable to Shareholders - Pure Capital [Member] | Medigus [Member]
Loans from Shareholders [Line Items]
Outstanding loan			$ 4,010
Pure Capital Ltd. [Member] | Medigus [Member] | Mr. Hakmon and L.I.A [Member]
Loans from Shareholders [Line Items]
Capital amount	$ 5,059
IPO [Member]
Loans from Shareholders [Line Items]
Dividing stock		10,000
IPO [Member] | Loan Payable to Shareholders - Pure Capital [Member]
Loans from Shareholders [Line Items]
Equity amount		$ 982